Description of Business and Summary of Significant Accounting Policies (Tables)	10 Months Ended
Oct. 31, 2013
Description of Business and Summary of Significant Accounting Policies [Abstract]
Assets measured and recognized at fair value on recurring and nonrecurring basis
The following table presents assets that were measured and recognized at fair value as of October 31, 2013 and December 31, 2012 and the periods then ended on a recurring and nonrecurring basis:

October 31, 2013				Total
				Realized
Description	Level 1	Level 2	Level 3	Loss
Available for sale securities	$3,515,171	$-	$-	$-
Totals	$3,515,171	$-	$-	$-

December 31, 2012				Total
				Realized
Description	Level 1	Level 2	Level 3	Loss
Available for sale securities	$1,173,000	$-	$-	$-
Totals	$1,173,000	$-	$-	$-

Components of accumulated other comprehensive loss
We follow the provisions of ASC 220, "Comprehensive Income", which establishes standards for reporting comprehensive income. In addition to net loss, comprehensive loss includes all changes to equity during a period, except those resulting from investments and distributions to the owners of the Company. The components of accumulated other comprehensive loss:

Accumulated Other Comprehensive Loss
Accumulated other comprehensive loss at December 31, 2012	$350,750
Reclassification into earnings	(350,750)
Unrealized loss on available for sale securities	(74,396)
Accumulated other comprehensive loss at October 31, 2013	$(74,396)